Intangible Assets and Goodwill - Carrying amount of goodwill (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Intangible assets and goodwill
Goodwill, carrying amount	R$ 1,949,901	R$ 1,394,351
Core segments
Intangible assets and goodwill
Goodwill, carrying amount	1,474,166	918,091
Supplemental segments
Intangible assets and goodwill
Goodwill, carrying amount	R$ 475,735	R$ 476,260